CONSOLIDATED STATEMENT OF CASH FLOWS (Parentheticals) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
		Jun. 30, 2023	Jun. 30, 2023
Disclosure of reclassifications or changes in presentation [line items]
– Increase/(decrease) in current payables	[1]	$ 4,573	$ 15,379
– Decommissioning and other provisions	[1]	(282)	(492)
Revision of prior period, reclassification, adjustment
Disclosure of reclassifications or changes in presentation [line items]
– Increase/(decrease) in current payables		46	172
– Decommissioning and other provisions		$ 46	$ 172

[1]	To further enhance consistency between working capital and the Balance Sheet and the Statement of Cash Flows, from January 1, 2024, onwards movements in current other provisions are recognised in 'Decommissioning and other provisions' instead of 'Increase/(decrease) in current payables'. Comparatives for the second quarter 2023 and the half year 2023 have been reclassified accordingly by $46 million and $172 million respectively to conform with current period presentation.